Portfolio of Investments

September 30, 2019 (unaudited)

EAFE Choice Fund

	Shares	Value
COMMON STOCKS — 96.8%
AUSTRALIA — 5.0%
Cochlear Ltd.	66,216	$9,318,222
SEEK Ltd.	326,848	4,741,058
Treasury Wine Estates Ltd.	394,753	4,954,892
		19,014,172
BRAZIL — 0.9%
Raia Drogasil SA	143,800	3,317,650

CHINA — 5.3%
Alibaba Group Holding Ltd. ADR*	36,082	6,033,993
Baidu, Inc. ADR*	15,289	1,571,098
Ctrip.com International Ltd. ADR*	79,314	2,323,107
Ping An Insurance Group Co. of China Ltd., Class H	334,500	3,844,648
Prosus NV*	31,610	2,320,439
Tsingtao Brewery Co., Ltd., Class H	669,943	4,042,023
		20,135,308
DENMARK — 2.0%
Novozymes A/S, B Shares	179,666	7,556,950

FINLAND — 1.5%
Kone Oyj, B Shares	98,033	5,579,117

FRANCE — 2.3%
Legrand SA	119,619	8,533,280

GERMANY — 6.7%
adidas AG	25,600	7,970,441
Bechtle AG	55,285	5,626,692
Infineon Technologies AG	262,130	4,709,641
Zalando SE*	154,840	7,069,894
		25,376,668
HONG KONG — 5.6%
AIA Group Ltd.	1,327,800	12,522,548
Jardine Matheson Holdings Ltd.	41,200	2,204,908
Jardine Strategic Holdings Ltd.	89,600	2,680,065
Techtronic Industries Co., Ltd.	563,000	3,918,589
		21,326,110
INDIA — 1.1%
Mahindra & Mahindra Ltd. GDR	343,925	2,665,419
MakeMyTrip Ltd.*	63,241	1,434,938
		4,100,357
IRELAND — 1.3%
Kingspan Group PLC	103,566	5,057,121

JAPAN — 24.3%
Denso Corp.	102,800	4,542,466
Kakaku.com, Inc.	190,000	4,693,658

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

	Shares	Value
Kao Corp.	74,300	$5,511,347
Keyence Corp.	7,000	4,357,193
MS&AD Insurance Group Holdings, Inc.	230,300	7,485,708
Murata Manufacturing Co., Ltd.	109,300	5,297,501
Nidec Corp.	42,000	5,687,703
Olympus Corp.	500,000	6,773,946
Pigeon Corp.	98,200	4,066,156
Shimano, Inc.	37,500	5,666,399
Shiseido Co., Ltd.	196,200	15,746,848
SMC Corp.	21,600	9,284,288
SoftBank Group Corp.	108,000	4,261,726
Sugi Holdings Co., Ltd.	41,600	2,257,647
Sysmex Corp.	89,300	5,999,376
		91,631,962
NETHERLANDS — 1.7%
ASML Holding NV	26,416	6,551,546

PORTUGAL — 1.9%
Jeronimo Martins SGPS SA	419,935	7,081,647

SINGAPORE — 1.9%
United Overseas Bank Ltd.	396,473	7,368,457

SOUTH AFRICA — 1.3%
Naspers Ltd., N Shares	31,610	4,786,045

SPAIN — 2.1%
Industria de Diseno Textil SA	257,185	7,959,282

SWEDEN — 6.4%
Atlas Copco AB, A Shares	87,877	2,706,009
Atlas Copco AB, B Shares	177,748	4,813,249
Epiroc AB, A Shares	21,971	237,949
Epiroc AB, B Shares	365,328	3,770,037
Investor AB, B Shares	176,896	8,639,117
Nibe Industrier AB, B Shares	309,225	3,919,420
		24,085,781
SWITZERLAND — 4.1%
Compagnie Financiere Richemont SA	95,118	6,970,785
Schindler Holding AG, Participating Certificates	34,686	7,762,286
u-blox Holding AG*	9,760	704,715
		15,437,786
TAIWAN — 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	147,089	6,836,697

UNITED KINGDOM — 15.4%
ASOS PLC*	78,784	2,398,784
Auto Trader Group PLC	1,107,897	6,943,891
Burberry Group PLC	159,769	4,267,669

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

	Shares	Value
Hargreaves Lansdown PLC	391,270	$9,989,873
HomeServe PLC	320,975	4,680,581
Intertek Group PLC	84,154	5,664,566
John Wood Group PLC	572,482	2,668,962
Johnson Matthey PLC	138,141	5,188,674
Jupiter Fund Management PLC	544,852	2,381,591
Rightmove PLC	1,047,895	7,090,267
Trainline PLC*	908,404	4,679,904
Weir Group PLC (The)	135,395	2,371,798
		58,326,560
UNITED STATES — 4.2%
Mettler-Toledo International, Inc.*	16,752	11,800,109
Spotify Technology SA*	35,730	4,073,220
		15,873,329
Total Common Stocks (cost $290,881,959)		365,935,825

PREFERRED STOCKS — 1.4%
GERMANY — 1.4%
Sartorius AG 0.38% (cost $3,554,353)	28,909	5,270,427
TOTAL INVESTMENTS — 98.2% (cost $294,436,312)		$371,206,252
Other assets less liabilities — 1.8%		6,614,358
NET ASSETS — 100.0%		$377,820,610

*                 Non-income producing security.

ADR   -   American Depositary Receipt

GDR   -   Global Depositary Receipt

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$64,764,717	$301,171,108	$—	$365,935,825
Preferred Stocks**	—	5,270,427	—	5,270,427
Total	$64,764,717	$306,441,535	$—	$371,206,252

**          Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2019.